BORROWINGS - Summary of Composition of Borrowings (Details) $ in Millions	Jun. 30, 2023 USD ($) year	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) year
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 24,415		$ 24,850
Less: Current portion	$ 0		$ (249)
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.30%		4.10%
Term (years) | year	11		11
Carrying value	$ 2,661		$ 2,307
Estimated fair value	2,471		$ 2,113
Medium Term Notes | Series 4 (C$150)
Disclosure of detailed information about borrowings [line items]
Face amount	$ 150
Interest rate (%)	5.80%		5.80%
Term (years) | year	13		14
Carrying value	$ 113		$ 111
Estimated fair value	118		$ 114
Medium Term Notes | Series 9 (C$400)
Disclosure of detailed information about borrowings [line items]
Face amount	$ 400
Interest rate (%)	3.80%		3.80%
Term (years) | year	2		2
Carrying value	$ 302		$ 295
Estimated fair value	292		$ 286
Medium Term Notes | Series 10 (C$500)
Disclosure of detailed information about borrowings [line items]
Face amount	$ 500
Interest rate (%)	3.60%		3.60%
Term (years) | year	4		4
Carrying value	$ 378		$ 369
Estimated fair value	357		$ 350
Medium Term Notes | Series 11 (C$475)
Disclosure of detailed information about borrowings [line items]
Face amount	$ 475
Interest rate (%)	4.30%		4.30%
Term (years) | year	6		6
Carrying value	$ 359		$ 351
Estimated fair value	343		$ 338
Medium Term Notes | Series 12 (C$475)
Disclosure of detailed information about borrowings [line items]
Face amount	$ 475
Interest rate (%)	3.40%		3.40%
Term (years) | year	7		7
Carrying value	$ 359		$ 351
Estimated fair value	324		$ 316
Medium Term Notes | Series 13 (C$300)
Disclosure of detailed information about borrowings [line items]
Face amount	$ 300
Interest rate (%)	4.30%		4.30%
Term (years) | year	26		27
Carrying value	$ 227		$ 221
Estimated fair value	193		$ 184
Medium Term Notes | Series 14 (C$425)
Disclosure of detailed information about borrowings [line items]
Face amount	$ 425
Interest rate (%)	3.30%		3.30%
Term (years) | year	27		28
Carrying value	$ 321		$ 314
Estimated fair value	229		$ 218
Medium Term Notes | Series 15 (C$400)
Disclosure of detailed information about borrowings [line items]
Face amount	$ 400
Interest rate (%)	5.90%		5.90%
Term (years) | year	9		10
Carrying value	$ 301		$ 295
Estimated fair value	314		$ 307
Medium Term Notes | Series 16 (C$400)
Disclosure of detailed information about borrowings [line items]
Face amount	$ 400	$ 400
Interest rate (%)	5.30%	5.29%	0.00%
Term (years) | year	10		0
Carrying value	$ 301		$ 0
Estimated fair value	$ 301		$ 0
Credit facilities
Disclosure of detailed information about borrowings [line items]
Term (years) | year	5		5
Carrying value	$ 0		$ 0
Estimated fair value	0		$ 0
Commercial paper
Disclosure of detailed information about borrowings [line items]
Interest rate (%)			5.10%
Carrying value	0		$ 249
Estimated fair value	0		249
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Carrying value	2,661		2,556
Estimated fair value	2,471		2,362
Add: Unamortized premiums	(2)		(2)
Less: Unamortized financing fees	(12)		(10)
Less: Current portion	0		(249)
Borrowings	$ 2,651		$ 2,299